Condensed consolidated statement of comprehensive income - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [LineItems]
Net result from continuing and discontinued operations	€ (65)	€ (199)
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use		1
Remeasurements of defined benefit plans	(1)	(108)
Income tax relating to items that will not be reclassified	(1)	16
Discontinued operations that will not be reclassified		38
Insurance items that may be reclassified subsequently to profit or loss:
Gains / (losses) on financial assets measured at FVOCI	(1,145)	567
Gains / (losses) on disposal of financial assets measured at FVOCI	47	100
Insurance finance income / (expenses)	1,706	(860)
Reinsurance finance income / (expenses)	(462)	181
Changes in cash flow hedging reserve	(148)	(39)
Income tax relating to items that may be reclassified	3	10
Other items that may be reclassified subsequently to profit or loss:
Gains / (losses) on financial assets measured at FVOCI	(104)	89
Gains / (losses) on disposal of financial assets measured at FVOCI	14	3
Changes in cash flow hedging reserve	1	(3)
Movement in foreign currency translation and net foreign investment hedging reserves	103	(38)
Equity movements of joint ventures	32	(8)
Equity movements of associates	79	3
Disposal of group assets	(4)	47
Income tax relating to items that may be reclassified	19	(15)
Discontinued operations that may be reclassified		12
Other	3	17
Total other comprehensive income / (loss)	140	14
Total comprehensive income / (loss)	75	(185)
Total comprehensive income/ (loss) attributable to:
Owners of Aegon Ltd.	84	€ (185)
Non-controlling interests	€ (9)